Reclamation and closure cost obligations (Tables)	12 Months Ended
Dec. 31, 2022
RECLAMATION AND CLOSURE COST OBLIGATIONS [Abstract]
Schedule of reclamation and closure cost obligations	Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2020	81.4	34.2	3.6	119.2
Reclamation expenditures	(3.6)	—	(6.2)	(9.8)
Unwinding of discount	1.6	0.6	—	2.2
Revisions to expected cash flows	30.0	14.2	4.2	48.4
Foreign exchange movement	—	0.3	(0.1)	0.2
Balance – December 31, 2021	109.4	49.3	1.5	160.2
Less: current portion of closure costs (Note 7)	(4.2)	—	(1.4)	(5.6)
Non-current portion of closure costs	105.2	49.3	0.1	154.6
Balance – December 31, 2021	109.4	49.3	1.5	160.2
Reclamation expenditures	(1.7)	—	(2.3)	(4.0)
Unwinding of discount	2.3	0.9	—	3.2
Revisions to expected cash flows	(16.6)	(15.6)	2.1	(30.1)
Foreign exchange movement	(5.8)	(2.3)	—	(8.1)
Balance – December 31, 2022	87.6	32.3	1.3	121.2
Less: current portion of closure costs (Note 7)	(0.4)	—	(1.3)	(1.7)
Non-current portion of closure costs	87.2	32.3	—	119.5